Liabilities due to customers (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Liabilities due to customers
Structured products	$ 74,850	$ 71,370
Accrued interest	533	153
Liabilities due to customers	$ 75,383	$ 71,523